Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.3	$ 0.5
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%